Income Taxes (Details) - Schedule of federal income tax rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Change in fair value of warrants	(17.20%)	(21.00%)
Transaction costs allocated to warrants	0.10%
Valuation allowance	5.10%	0.00%
Income tax provision	9.00%	0.00%